Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 7,546,438	¥ 7,157,319
Less: Accumulated depreciation	(2,470,028)	(1,548,977)
Less: Accumulated impairment	(80,182)	(75,278)
Total property, plant and equipment, net	4,996,228	5,533,064		$ 765,705
Depreciation expenses	1,041,011	993,070	¥ 469,408
Mold and tooling
Property, Plant and Equipment [Line Items]
Property and equipment	2,411,164	1,898,975
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment	997,191	1,025,570
Production facilities
Property, Plant and Equipment [Line Items]
Property and equipment	787,039	869,819
Building and constructions
Property, Plant and Equipment [Line Items]
Property and equipment	862,603	828,958
Charging & battery swap equipment
Property, Plant and Equipment [Line Items]
Property and equipment	721,583	608,919
Construction in process
Property, Plant and Equipment [Line Items]
Property and equipment	177,457	475,977
Computer and electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment	372,956	428,028
R&D equipment
Property, Plant and Equipment [Line Items]
Property and equipment	432,781	400,461
Purchased software
Property, Plant and Equipment [Line Items]
Property and equipment	409,445	341,379
Others
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 374,219	¥ 279,233